Schedule of Contract with Customer, Asset and Liability (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Unearned revenues (short-term contract liabilities)	$ 71,898,175	$ 61,625,676	$ 32,163,087
Unearned revenues (long-term contract liabilities)	28,160,455	23,498,597	31,179,211
Digital Subscriptions [Member]
Disaggregation of Revenue [Line Items]
Unearned revenues (short-term contract liabilities)	19,358,809	15,039,331	8,634,939
Unearned revenues (long-term contract liabilities)	685,039	593,136	478,557
Magazine Circulation [Member]
Disaggregation of Revenue [Line Items]
Unearned revenues (short-term contract liabilities)	52,539,366	46,586,345	23,528,148
Unearned revenues (long-term contract liabilities)	27,297,916	22,712,961	30,478,154
Service, Other [Member]
Disaggregation of Revenue [Line Items]
Unearned revenues (long-term contract liabilities)	$ 177,500	192,500
Product and Service, Other [Member]
Disaggregation of Revenue [Line Items]
Unearned revenues (long-term contract liabilities)		$ 192,500	$ 222,500